2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Spectrum Fund
Long Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — 94 .1%
Communication Services — 6.3%
Alphabet Inc ....................... 30,564 4,775,014
Anterix Inc
(1)
....................... 4,562 166,969
AT&T Inc .......................... 2,806 79,354
ATN International Inc .................. 8,206 166,664
Bandwidth Inc
(1)
..................... 11,169 146,314
Cable One Inc ...................... 111 29,500
Comcast Corp ...................... 12,866 474,755
Ibotta Inc
(1)
........................ 2,236 94,359
John Wiley & Sons Inc ................. 1,645 73,301
Live Nation Entertainment Inc
(1)
........... 2,585 337,549
Marcus Corp/The .................... 4,515 75,355
Meta Platforms Inc ................... 8,282 4,773,414
Netflix Inc
(1)
........................ 773 720,846
Roku Inc
(1)
......................... 3,105 218,716
Spok Holdings Inc ................... 595 9,782
Telephone and Data Systems Inc ......... 3,770 146,050
Thryv Holdings Inc
(1)
.................. 20,469 262,208
T-Mobile US Inc ..................... 1,030 274,711
Townsquare Media Inc ................ 6,294 51,233
Trump Media & Technology Group Corp
(1)
.... 2,006 39,197
Verizon Communications Inc ............ 9,659 438,132
Walt Disney Co/The .................. 3,786 373,678
WideOpenWest Inc
(1)
.................. 1,289 6,381
13,733,482
Consumer Discretionary — 11.7%
Abercrombie & Fitch Co
(1)
............... 3,008 229,721
Adient PLC
(1)
....................... 432 5,556
Adtalem Global Education Inc
(1)
........... 728 73,266
Amazon.com Inc
(1)
................... 34,910 6,641,977
American Eagle Outfitters Inc ............ 6,318 73,415
Bath & Body Works Inc ................ 1,469 44,540
Best Buy Co Inc ..................... 4,074 299,887
BorgWarner Inc ..................... 849 24,324
Bright Horizons Family Solutions Inc
(1)
...... 2,264 287,619
Cavco Industries Inc
(1)
................. 552 286,836
Cracker Barrel Old Country Store Inc ....... 1,169 45,381
Deckers Outdoor Corp
(1)
................ 1,672 186,946
Ethan Allen Interiors Inc ................ 3,917 108,501
Expedia Group Inc ................... 1,423 239,206
Frontdoor Inc
(1)
...................... 8,045 309,089
Garmin Ltd ........................ 6,857 1,488,860
General Motors Co ................... 2,496 117,387
Genesco Inc
(1)
...................... 6,965 147,867
Golden Entertainment Inc .............. 2,474 65,289
Grand Canyon Education Inc
(1)
........... 1,345 232,712
Hovnanian Enterprises Inc
(1)
............. 63 6,597
Installed Building Products Inc ........... 38 6,515
J Jill Inc .......................... 5,948 116,164
Las Vegas Sands Corp ................. 9,834 379,887
La-Z-Boy Inc ....................... 10,301 402,666
Lowe's Cos Inc ..................... 5,243 1,222,825
Lululemon Athletica Inc
(1)
............... 1,398 395,718
Mohawk Industries Inc
(1)
............... 10,254 1,170,802
Monarch Casino & Resort Inc ............ 784 60,956
Murphy USA Inc ..................... 29 13,624
National Vision Holdings Inc
(1)
............ 2,753 35,183
Newell Brands Inc ................... 915 5,673
O'Reilly Automotive Inc
(1)
............... 1,567 2,244,853
RCI Hospitality Holdings Inc ............. 3,570 153,296
Rent the Runway Inc
(1)
................. 1,893 8,443
Ross Stores Inc ..................... 126 16,102
Royal Caribbean Cruises Ltd ............ 220 45,197
Sally Beauty Holdings Inc
(1)
............. 3,957 35,732
Stitch Fix Inc
(1)
...................... 3,323 10,800
Strategic Education Inc ................ 93 7,808
Sturm Ruger & Co Inc ................. 8,535 335,340
Tesla Inc
(1)
......................... 3,433 889,696
Texas Roadhouse Inc ................. 2,542 423,573
TJX Cos Inc/The ..................... 17,808 2,169,014
TopBuild Corp
(1)
..................... 5,121 1,561,649
Ulta Beauty Inc
(1)
.................... 193 70,742
United Parks & Resorts Inc
(1)
............. 282 12,820
Universal Technical Institute Inc
(1)
......... 1,514 38,880
Urban Outfitters Inc
(1)
................. 6,008 314,819
Valvoline Inc
(1)
...................... 5,639 196,294
Warby Parker Inc
(1)
................... 420 7,657
Whirlpool Corp ...................... 1,752 157,908
Williams-Sonoma Inc ................. 2,584 408,530
YETI Holdings Inc
(1)
................... 1,993 65,968
Yum! Brands Inc ..................... 7,450 1,172,332
Zumiez Inc
(1)
....................... 19,859 295,701
25,368,143
Consumer Staples — 5.5%
Cal-Maine Foods Inc .................. 1,122 101,990
Costco Wholesale Corp ................ 5,687 5,378,651
Dollar Tree Inc
(1)
..................... 3,113 233,693
Fresh Del Monte Produce Inc ............ 2,195 67,672
Guardian Pharmacy Services Inc
(1)
......... 4,145 88,123
Ingles Markets Inc ................... 465 30,285
Kimberly-Clark Corp .................. 3,845 546,836
Kroger Co/The ...................... 11,788 797,930
Lifeway Foods Inc
(1)
.................. 369 9,022
Natural Grocers by Vitamin Cottage Inc ..... 693 27,859
Nu Skin Enterprises Inc ................ 3,601 26,143
Philip Morris International Inc ............ 2,537 402,698
PriceSmart Inc ...................... 953 83,721
Sprouts Farmers Market Inc
(1)
............ 1,564 238,729

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Target Corp ........................ 9,707 1,013,023
Universal Corp/VA .................... 270 15,133
Walmart Inc ....................... 30,508 2,678,297
11,739,805
Energy — 3.5%
Aris Water Solutions Inc ................ 4,042 129,506
Berry Corp ........................ 2,346 7,531
ConocoPhillips ...................... 4,387 460,723
Crescent Energy Co .................. 12,875 144,715
Diamondback Energy Inc ............... 6,342 1,013,959
EOG Resources Inc ................... 7,460 956,670
EQT Corp ......................... 6,899 368,614
Exxon Mobil Corp .................... 9,261 1,101,411
Liberty Energy Inc ................... 4,908 77,694
Murphy Oil Corp ..................... 20,971 595,576
PrimeEnergy Resources Corp
(1)
........... 86 19,599
Ranger Energy Services Inc ............. 1,702 24,151
Riley Exploration Permian Inc ............ 650 18,960
Seadrill Ltd
(1)
....................... 5,193 129,825
Sitio Royalties Corp .................. 7,955 158,066
Targa Resources Corp ................. 2,413 483,734
Teekay Corp Ltd ..................... 1,555 10,216
Teekay Tankers Ltd ................... 1,925 73,670
Vitesse Energy Inc ................... 1,159 28,500
Williams Cos Inc/The ................. 23,420 1,399,579
7,202,699
Financials — 17.1%
Ally Financial Inc .................... 19,445 709,159
American Express Co ................. 2,545 684,732
American International Group Inc ......... 531 46,165
Ameriprise Financial Inc ............... 614 297,244
Associated Banc-Corp ................. 6,500 146,445
Axis Capital Holdings Ltd ............... 5,175 518,742
BancFirst Corp ...................... 487 53,507
Bank of New York Mellon Corp/The ........ 8,973 752,566
Bank of NT Butterfield & Son Ltd/The ....... 1,607 62,544
Banner Corp ....................... 241 15,369
Berkshire Hathaway Inc
(1)
.............. 22,168 11,806,233
Bread Financial Holdings Inc ............ 7,226 361,878
Capital One Financial Corp .............. 9,346 1,675,738
Chubb Ltd ......................... 37 11,174
Citizens Financial Group Inc ............. 18,466 756,552
Comerica Inc ....................... 11,330 669,150
Commerce Bancshares Inc/MO ........... 6,390 397,650
Compass Diversified Holdings ........... 850 15,869
Dave Inc
(1)
......................... 460 38,024
Donnelley Financial Solutions Inc
(1)
........ 2,484 108,576
Essent Group Ltd .................... 2,896 167,157
Euronet Worldwide Inc
(1)
............... 9,094 971,694
Fidelity D&D Bancorp Inc ............... 2,156 89,711
Fidelity National Financial Inc ............ 1,069 69,571
First American Financial Corp ............ 13,755 902,741
First Bancorp/Southern Pines NC ......... 371 14,892
First Bancshares Inc/The ............... 824 27,859
First Busey Corp .................... 1,697 36,655
FirstCash Holdings Inc ................. 414 49,812
Fiserv Inc
(1)
........................ 1,181 260,800
GoHealth Inc
(1)
...................... 557 6,834
Green Dot Corp
(1)
.................... 4,150 35,026
Hancock Whitney Corp ................ 989 51,873
HomeTrust Bancshares Inc
(1)
............ 3,693 126,596
International Money Express Inc
(1)
......... 11,120 140,334
Investors Title Co .................... 254 61,234
Jack Henry & Associates Inc ............ 480 87,648
LendingTree Inc
(1)
.................... 3,347 168,254
LPL Financial Holdings Inc .............. 62 20,283
MarketAxess Holdings Inc .............. 1,067 230,845
Mastercard Inc ..................... 12,509 6,856,433
Mercury General Corp ................. 900 50,310
MFA Financial Inc .................... 1,564 16,047
Morningstar Inc ..................... 255 76,467
National Bank Holdings Corp ............ 2,359 90,279
NerdWallet Inc
(1)
..................... 9,401 85,079
Northern Trust Corp .................. 17,602 1,736,437
OceanFirst Financial Corp .............. 7,737 131,606
OFG Bancorp ....................... 1,043 41,741
OppFi Inc ......................... 2,295 21,343
Origin Bancorp Inc ................... 2,876 99,711
Pathward Financial Inc ................ 987 72,002
Perella Weinberg Partners .............. 6,660 122,544
Popular Inc ........................ 5,154 476,075
Priority Technology Holdings Inc
(1)
......... 1,652 11,258
PROG Holdings Inc ................... 3,159 84,029
Red River Bancshares Inc .............. 374 19,317
Sandy Spring Bancorp Inc
(1)
............. 7,952 222,258
Selectquote Inc
(1)
.................... 3,859 12,889
Sezzle Inc
(1)
........................ 906 31,610
Silvercrest Asset Management Group Inc .... 1,396 22,839
SoFi Technologies Inc
(1)
................ 20,761 241,450
State Street Corp .................... 17,025 1,524,248
Stewart Information Services Corp ........ 6,897 492,101
Synchrony Financial .................. 9,947 526,594
Synovus Financial Corp ................ 20,171 942,793
T Rowe Price Group Inc ................ 5,185 476,346
Texas Capital Bancshares Inc
(1)
........... 6,324 472,403
TPG RE Finance Trust Inc ............... 5,847 47,653
Zions Bancorp NA ................... 150 7,479
37,658,477
Health Care — 10.0%
AbbVie Inc ........................ 9,255 1,939,108
ACADIA Pharmaceuticals Inc
(1)
........... 8,792 146,035
Amgen Inc ........................ 351 109,354
Avita Medical Inc
(1)
................... 6,476 52,715
Cardinal Health Inc ................... 4,464 615,005
Catalyst Pharmaceuticals Inc
(1)
........... 9,441 228,944

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Centene Corp
(1)
..................... 5,447 330,687
Cigna Group/The .................... 2,529 832,041
CVS Health Corp .................... 2,518 170,594
Definitive Healthcare Corp
(1)
............. 26,456 76,458
Elevance Health Inc .................. 882 383,635
Eli Lilly & Co ....................... 3,713 3,066,604
Emergent BioSolutions Inc
(1)
............. 5,363 26,064
Encompass Health Corp ............... 3,649 369,571
Gilead Sciences Inc .................. 15,476 1,734,086
HCA Healthcare Inc ................... 352 121,634
HealthStream Inc .................... 3,599 115,816
Hims & Hers Health Inc
(1)
............... 4,050 119,677
Humana Inc ....................... 460 121,716
IDEXX Laboratories Inc
(1)
............... 1,080 453,546
Incyte Corp
(1)
....................... 9,530 577,041
InfuSystem Holdings Inc
(1)
.............. 2,350 12,643
Inogen Inc
(1)
........................ 6,107 43,543
iRadimed Corp ...................... 453 23,773
Johnson & Johnson .................. 22,849 3,789,278
Joint Corp/The
(1)
..................... 2,275 28,415
Kodiak Sciences Inc
(1)
................. 15,137 42,459
Medtronic PLC ...................... 14,556 1,308,002
Merck & Co Inc ..................... 6,943 623,204
Metagenomi Inc
(1)
.................... 5,124 6,969
Molina Healthcare Inc
(1)
................ 1,574 518,460
Natera Inc
(1)
........................ 1,913 270,517
National Research Corp ................ 6,970 89,216
Organon & Co ...................... 1,563 23,273
Owens & Minor Inc
(1)
.................. 9,016 81,414
Phibro Animal Health Corp .............. 5,374 114,789
Progyny Inc
(1)
....................... 4,575 102,205
Sagimet Biosciences Inc
(1)
.............. 5,591 18,227
Tenet Healthcare Corp
(1)
................ 51 6,859
TG Therapeutics Inc
(1)
................. 4,627 182,443
Third Harmonic Bio Inc
(1)
............... 2,083 7,228
United Therapeutics Corp
(1)
............. 1,466 451,924
UnitedHealth Group Inc ................ 838 438,902
Universal Health Services Inc ............ 1,372 257,799
Vanda Pharmaceuticals Inc
(1)
............ 6,852 31,451
Vericel Corp
(1)
...................... 4,252 189,724
Viatris Inc ......................... 664 5,783
West Pharmaceutical Services Inc ......... 630 141,044
Zoetis Inc ......................... 3,581 589,612
20,989,487
Industrials — 10.3%
A O Smith Corp ..................... 3,511 229,479
AECOM ........................... 12,347 1,144,937
Alaska Air Group Inc
(1)
................. 13,369 658,022
Albany International Corp ............... 1,105 76,289
Allegiant Travel Co ................... 3,616 186,766
Allegion plc ........................ 699 91,192
Allison Transmission Holdings Inc ......... 520 49,748
Applied Industrial Technologies Inc ........ 130 29,294
Argan Inc ......................... 502 65,847
Armstrong World Industries Inc ........... 377 53,112
AZZ Inc .......................... 1,909 159,611
Blade Air Mobility Inc
(1)
................ 4,596 12,547
Blue Bird Corp
(1)
..................... 4,489 145,309
BlueLinx Holdings Inc
(1)
................ 1,135 85,102
Boise Cascade Co ................... 8,995 882,320
BWX Technologies Inc ................. 2,582 254,714
Cimpress PLC
(1)
..................... 1,588 71,825
Cintas Corp ........................ 1,919 394,412
Delta Air Lines Inc ................... 13,752 599,587
Donaldson Co Inc .................... 4,130 276,958
Dover Corp ........................ 7,116 1,250,139
Eaton Corp PLC ..................... 275 74,753
EMCOR Group Inc .................... 1,800 665,334
Fastenal Co ........................ 27,043 2,097,185
FedEx Corp ........................ 3,783 922,220
Ferguson Enterprises Inc ............... 7,647 1,225,279
Fluor Corp
(1)
........................ 2,116 75,795
Genco Shipping & Trading Ltd ............ 989 13,213
Graco Inc ......................... 9,366 782,155
Graham Corp
(1)
...................... 5,436 156,666
Herc Holdings Inc .................... 1,452 194,960
Hexcel Corp ....................... 15,926 872,108
HNI Corp .......................... 3,307 146,665
Hudson Technologies Inc
(1)
.............. 2,565 15,826
Hyster-Yale Inc ..................... 201 8,350
IBEX Holdings Ltd
(1)
................... 15,955 388,504
IES Holdings Inc
(1)
.................... 900 148,599
Innodata Inc
(1)
...................... 1,507 54,101
Johnson Controls International plc ......... 788 63,127
Karat Packaging Inc .................. 287 7,628
Kforce Inc ......................... 816 39,894
Kratos Defense & Security Solutions Inc
(1)
.... 265 7,868
Leidos Holdings Inc .................. 7,558 1,019,877
Lockheed Martin Corp ................. 228 101,850
Masco Corp ....................... 7,101 493,804
MasTec Inc
(1)
....................... 53 6,186
Maximus Inc ....................... 9,769 666,148
McGrath RentCorp ................... 70 7,798
Mistras Group Inc
(1)
................... 614 6,496
MSC Industrial Direct Co Inc ............. 1,569 121,864
Norfolk Southern Corp ................. 2,127 503,780
Pitney Bowes Inc .................... 4,290 38,824
Proto Labs Inc
(1)
..................... 10,096 353,764
Pursuit Attractions and Hospitality Inc
(1)
..... 904 31,993
Quad/Graphics Inc ................... 2,461 13,412
REV Group Inc ...................... 4,116 130,066
Southwest Airlines Co ................. 4,801 161,218
Steelcase Inc ....................... 1,174 12,867
Sterling Infrastructure Inc
(1)
............. 1,903 215,439
Sun Country Airlines Holdings Inc
(1)
........ 9,883 121,759
Trane Technologies PLC ................ 168 56,603
UFP Industries Inc ................... 3,963 424,200

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
UniFirst Corp/MA .................... 246 42,804
United Airlines Holdings Inc
(1)
............ 14,244 983,548
United Parcel Service Inc ............... 2,390 262,876
United Rentals Inc ................... 117 73,324
Verisk Analytics Inc ................... 365 108,631
Vertiv Holdings Co ................... 9,824 709,293
WESCO International Inc ............... 6,068 942,360
Willdan Group Inc
(1)
................... 4,967 202,256
22,490,480
Information Technology — 20.7%
A10 Networks Inc .................... 9,905 161,848
Amkor Technology Inc ................. 14,560 262,954
Apple Inc ......................... 42,848 9,517,826
Applied Materials Inc ................. 2,070 300,398
Asana Inc
(1)
........................ 41,908 610,600
Broadcom Inc ...................... 11,614 1,944,532
Calix Inc
(1)
......................... 804 28,494
Cirrus Logic Inc
(1)
.................... 58 5,780
Consensus Cloud Solutions Inc
(1)
.......... 14,856 342,876
CS Disco Inc
(1)
...................... 7,709 31,530
Digital Turbine Inc
(1)
.................. 4,282 11,626
DXC Technology Co
(1)
................. 2,775 47,314
GLOBALFOUNDRIES Inc
(1)
............... 245 9,043
Hackett Group Inc/The ................ 674 19,694
I3 Verticals Inc
(1)
..................... 6,122 151,030
Ichor Holdings Ltd
(1)
.................. 3,640 82,300
Intuit Inc .......................... 2,946 1,808,815
Jabil Inc .......................... 3,196 434,880
Kyndryl Holdings Inc
(1)
................. 179 5,621
Micron Technology Inc ................ 5,730 497,880
Microsoft Corp ...................... 31,088 11,670,124
Monolithic Power Systems Inc ........... 34 19,719
NETGEAR Inc
(1)
...................... 5,986 146,418
NVIDIA Corp ....................... 69,438 7,525,690
ON Semiconductor Corp
(1)
.............. 579 23,560
OneSpan Inc ....................... 6,164 94,001
Ooma Inc
(1)
........................ 2,619 34,283
Oracle Corp ........................ 7,726 1,080,172
Photronics Inc
(1)
..................... 19,075 395,997
Plexus Corp
(1)
...................... 947 121,339
QUALCOMM Inc ..................... 12,963 1,991,246
Salesforce Inc ...................... 1,591 426,961
Sanmina Corp
(1)
..................... 1,178 89,740
ServiceNow Inc
(1)
.................... 15 11,942
Texas Instruments Inc ................. 23,662 4,252,061
Ubiquiti Inc ........................ 253 78,465
VeriSign Inc
(1)
....................... 1,797 456,204
Viasat Inc
(1)
........................ 6,027 62,801
Zoom Communications Inc
(1)
............ 2,102 155,065
44,910,829
Materials — 2.1%
Ball Corp ......................... 19,413 1,010,835
Core Molding Technologies Inc
(1)
.......... 1,201 18,255
Ecolab Inc ......................... 7,184 1,821,288
Koppers Holdings Inc ................. 1,014 28,392
Newmont Corp ..................... 10,426 503,367
Olympic Steel Inc .................... 2,030 63,986
Orion SA .......................... 12,241 158,276
RPM International Inc ................. 1,304 150,847
Steel Dynamics Inc ................... 2,851 356,603
Sylvamo Corp ...................... 2,550 171,028
Trinseo PLC ........................ 16,116 59,307
4,342,184
Real Estate — 4.1%
American Healthcare REIT Inc ............ 3,141 95,172
Anywhere Real Estate Inc
(1)
............. 4,010 13,353
Camden Property Trust ................ 60 7,338
CBL & Associates Properties Inc .......... 21,372 568,068
CBRE Group Inc
(1)
.................... 1,688 220,757
Chatham Lodging Trust ................ 6,031 43,001
City Office REIT Inc ................... 7,890 40,949
Compass Inc
(1)
...................... 8,089 70,617
CoStar Group Inc
(1)
................... 13,863 1,098,365
Cousins Properties Inc ................ 10,060 296,770
Healthcare Realty Trust Inc .............. 37,840 639,496
Jones Lang LaSalle Inc
(1)
............... 3,371 835,705
Kilroy Realty Corp .................... 3,853 126,224
NET Lease Office Properties
(1)
............ 29,815 935,595
Newmark Group Inc .................. 30,293 368,666
NexPoint Residential Trust Inc ............ 14,431 570,457
Omega Healthcare Investors Inc .......... 2,411 91,811
Orion Properties Inc .................. 39,876 85,335
Public Storage ...................... 1,174 351,366
Rayonier Inc ....................... 5,604 156,240
RE/MAX Holdings Inc
(1)
................ 29,007 242,789
Simon Property Group Inc .............. 10,698 1,776,724
Whitestone REIT ..................... 3,653 53,224
Zillow Group Inc
(1)
.................... 2,534 173,731
8,861,753
Utilities — 2.8%
AES Corp/The ...................... 25,540 317,207
American States Water Co .............. 7,403 582,468
Black Hills Corp ..................... 292 17,710
Brookfield Renewable Corp ............. 14,648 408,972
Clearway Energy Inc .................. 28,678 868,083
Constellation Energy Corp .............. 615 124,002
Edison International .................. 5,982 352,459
Middlesex Water Co .................. 3,170 203,197
Montauk Renewables Inc
(1)
.............. 2,484 5,192
National Fuel Gas Co .................. 20,890 1,654,279
NextEra Energy Inc ................... 2,076 147,168
SJW Group ........................ 2,500 136,725
Southwest Gas Holdings Inc ............. 877 62,969
TXNM Energy Inc .................... 137 7,327

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Vistra Corp ........................ 2,644 310,511
Xcel Energy Inc ..................... 2,727 193,044
5,391,313
Total Common Stocks - Long – Long
(Cost $ 176,802,750 ) ................ 202,688,652
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 198 5,001
Total Preferred Stock – Long (United States)
(Cost $ 4,949 ) ..................... 5,001
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 1 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 6 0
Total Warrants – Long (United States)
(Cost $ – ) ........................ 0
Money Market Registered Investment Companies — 5 .9%
Meeder Government Money Market Fund - Class
F , 4.18%
(3)
....................... 12,741,784 12,741,784
Total Money Market Registered Investment
Companies – Long
(Cost $ 12,741,784 ) ................. 12,741,784
Short Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — - 21 .7%
Consumer Discretionary — -1.9%
Acushnet Holdings Corp ............... (5,011) (344,055)
America's Car-Mart Inc/TX
(1)
............. (5,620) (255,092)
Dream Finders Homes Inc
(1)
............. (6,655) (150,137)
Hilton Grand Vacations Inc
(1)
............. (33,969) (1,270,780)
Hyatt Hotels Corp .................... (6,149) (753,253)
Kura Sushi USA Inc
(1)
.................. (1,272) (65,126)
LGI Homes Inc
(1)
..................... (16,615) (1,104,399)
Rush Street Interactive Inc
(1)
............. (8,625) (92,460)
Standard Motor Products Inc ............ (1,967) (49,037)
(4,084,339)
Consumer Staples — -1.8%
Alico Inc .......................... (2,822) (84,208)
Celsius Holdings Inc
(1)
................. (19,425) (691,919)
Central Garden & Pet Co
(1)
.............. (17,234) (631,798)
elf Beauty Inc
(1)
..................... (6,228) (391,056)
Simply Good Foods Co/The
(1)
............ (31,784) (1,096,230)
USANA Health Sciences Inc
(1)
............ (298) (8,037)
WD-40 Co ......................... (4,817) (1,175,348)
Westrock Coffee Co
(1)
................. (3,200) (23,104)
(4,101,700)
Energy — -0.1%
Energy Fuels Inc/Canada
(1)
.............. (4,457) (16,625)
Uranium Energy Corp
(1)
................ (24,635) (117,755)
(134,380)
Financials — -2.7%
Amerant Bancorp Inc
(1)
................ (37,135) (766,466)
Brookfield Asset Management Ltd ......... (8,309) (402,571)
Coinbase Global Inc
(1)
................. (514) (88,526)
First Foundation Inc .................. (6,502) (33,745)
Flagstar Financial Inc ................. (32,682) (379,765)
Flushing Financial Corp ................ (24,371) (309,512)
Marqeta Inc
(1)
...................... (15,256) (62,855)
Norwood Financial Corp ............... (1,171) (28,303)
NU Holdings Ltd/Cayman Islands
(1)
........ (6,978) (71,455)
Orchid Island Capital Inc ............... (122,969) (924,727)
Patria Investments Ltd ................ (108,570) (1,225,755)
Payoneer Global Inc
(1)
................. (1,004) (7,339)
Ready Capital Corp ................... (69,376) (353,124)
ServisFirst Bancshares Inc .............. (14,558) (1,202,491)
Upstart Holdings Inc
(1)
................. (314) (14,453)
Velocity Financial Inc
(1)
................ (2,170) (40,601)
(5,911,688)
Health Care — -2.7%
Alignment Healthcare Inc
(1)
.............. (3,181) (59,230)
Azenta Inc
(1)
....................... (4,200) (145,488)
BioLife Solutions Inc
(1)
................. (450) (10,278)
Bio-Rad Laboratories Inc
(1)
.............. (967) (235,523)
Bruker Corp ....................... (16,526) (689,795)
Corcept Therapeutics Inc
(1)
.............. (7,302) (834,034)
Glaukos Corp
(1)
...................... (104) (10,236)
Illumina Inc ........................ (871) (69,105)
Janux Therapeutics Inc
(1)
............... (2,409) (65,043)
Repligen Corp
(1)
..................... (5,124) (651,978)
Revvity Inc ........................ (11,033) (1,167,291)
RxSight Inc
(1)
....................... (10,268) (259,267)
Soleno Therapeutics Inc
(1)
.............. (3,705) (264,722)
Solventum Corp
(1)
.................... (18,462) (1,403,850)
Theravance Biopharma Inc
(1)
............ (1,283) (11,457)
UFP Technologies Inc
(1)
................ (1,069) (215,628)
(6,092,925)
Industrials — -6.3%
AAON Inc ......................... (835) (65,239)
AGCO Corp ........................ (9,938) (919,961)
Boeing Co/The
(1)
..................... (7,222) (1,231,712)
CBIZ Inc
(1)
......................... (17,052) (1,293,565)
CECO Environmental Corp
(1)
............. (7,841) (178,775)

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Dayforce Inc
(1)
...................... (9,515) (555,010)
Forward Air Corp
(1)
................... (4,828) (96,995)
FTAI Aviation Ltd .................... (1,241) (137,788)
GXO Logistics Inc
(1)
................... (11,145) (435,547)
Hayward Holdings Inc
(1)
................ (78,392) (1,091,217)
Ingersoll Rand Inc ................... (12,237) (979,327)
Kadant Inc ........................ (3,793) (1,277,900)
Quanex Building Products Corp ........... (11,972) (222,559)
RXO Inc
(1)
......................... (48,332) (923,141)
Schneider National Inc ................ (905) (20,679)
Spirit AeroSystems Holdings Inc
(1)
......... (30,006) (1,034,007)
Standex International Corp .............. (7,246) (1,169,432)
Terex Corp ........................ (9,580) (361,932)
Transcat Inc
(1)
...................... (2,178) (162,152)
Trex Co Inc
(1)
....................... (3,385) (196,669)
U-Haul Holding Co
(1)
.................. (1,189) (77,713)
VSE Corp ......................... (8,897) (1,067,551)
(13,498,871)
Information Technology — -1.4%
Cohu Inc
(1)
......................... (16,297) (239,729)
Couchbase Inc
(1)
..................... (6,409) (100,942)
MicroStrategy Inc
(1)
................... (1,304) (375,904)
NextNav Inc
(1)
...................... (5,464) (66,497)
OSI Systems Inc
(1)
.................... (519) (100,862)
PAR Technology Corp
(1)
................ (13,702) (840,481)
Snowflake Inc
(1)
..................... (7,764) (1,134,786)
(2,859,201)
Materials — -1.2%
Albemarle Corp ..................... (17,080) (1,230,102)
Celanese Corp ...................... (731) (41,499)
Compass Minerals International Inc
(1)
....... (1,681) (15,617)
Vulcan Materials Co .................. (5,464) (1,274,751)
(2,561,969)
Real Estate — -3.5%
Alpine Income Property Trust Inc .......... (491) (8,210)
Apartment Investment and Management Co .. (29,985) (263,868)
Crown Castle Inc .................... (7,770) (809,867)
Essential Properties Realty Trust Inc ....... (26,050) (850,272)
Gaming and Leisure Properties Inc ........ (24,506) (1,247,355)
Getty Realty Corp .................... (9,171) (285,952)
NETSTREIT Corp .................... (90,305) (1,431,334)
Park Hotels & Resorts Inc .............. (13,351) (142,589)
Rexford Industrial Realty Inc ............. (33,267) (1,302,403)
Safehold Inc ....................... (59,035) (1,105,135)
(7,446,985)
Utilities — -0.1%
Hawaiian Electric Industries Inc
(1)
......... (13,882) (152,008)
(152,008)
Total Common Stocks - Short – Short – - 21 .7%
(Proceeds Received $ (51,888,799) ) ...... (46,844,066)
Total Investments — Long — 100 .0%
(Cost $ 189,549,483 ) ................ 215,435,437
Other Assets less Liabilities — 21 .7% ...... 46,715,156
Total Net Assets — 100 .0% ............. 215,306,527
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 1,171 14,310
Meeder Conservative Allocation Fund - Retail
Class .......................... 341 7,857
Meeder Dynamic Allocation Fund - Retail Class 2,858 37,468
Meeder Muirfield Fund - Retail Class ....... 3,652 32,174
Total Trustee Deferred Compensation
(Cost $ 88,825 ) .................... 91,809
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2025 ......... 88 6/20/25 10,631,720 (379,741)
Mini MSCI Emg Mkt Futures
- June 2025 ........ 94 6/20/25 5,220,760 (169,664)
Russell 2000 Futures Mini
June 2025 ......... 103 6/20/25 10,439,565 (302,954)
S&P 500 Mini Futures June
2025 ............ 24 6/20/25 6,783,900 15,139
S&P Mid Cap Futures EMini
June 2025 ......... 14 6/20/25 4,114,040 (80,634)
Total Futures Contracts .. 323 37,189,985 (917,854)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2025.
(4) Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.